This is filed pursuant to Rule 497(e).

AllianceBernstein Capital Reserves
(File Nos. 2-61564 and 811-2835)

AllianceBernstein Municipal Trust
(File Nos. 2-79807 and 811-3586)

ALLIANCEBERNSTEIN INVESTMENT
RESEARCH AND MANAGEMENT [LOGO] SM

                                 AllianceBernstein Money Reserves
                                AllianceBernstein Municipal Trust
                                        -    General Portfolio
                                        -    Connecticut Portfolio
                                        -    Virginia Portfolio
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Supplement dated November 17, 2003 to the prospectus dated
November 3, 2003 that offers shares of the above-referenced Funds (the "Prospectus").

The Prospectus is changed by replacing the Financial Highlights table of each of AllianceBernstein Money Reserves, AllianceBernstein Municipal Trust - General Portfolio,
AllianceBernstein Municipal Trust - Connecticut Portfolio and
AllianceBernstein Municipal Trust - Virginia Portfolio with the following information.

The table below replaces the Financial Highlights table of Alliance Bernstein Money Reserves on page 17 of the Prospectus.

                                                           AllianceBernstein Money Reserves - Year Ended June 30,
                                                           ------------------------------------------------------

                                                           2003         2002         2001         2000        1999
                                                           ----         ----         ----         ----        ----
Net asset value, beginning of period.................   $   1.00     $   1.00     $   1.00     $   1.00    $   1.00
                                                        ---------    ---------    ---------    ----------  ----------

Income From Investment Operations
---------------------------------
Net investment income................................       .006         .016         .051         .049(a)     .043(a)
                                                        ---------    ---------    ---------    ----------  ----------

Less: Dividends
---------------------------------
Dividends from net investment income.................      (.006)       (.016)       (.051)       (.049)      (.043)
                                                        ---------    ---------    ---------    ----------  ----------
Net asset value, end of period.......................   $   1.00     $   1.00     $   1.00     $   1.00    $   1.00
                                                        =========    =========    =========    ==========  ==========
Total Return
---------------------------------
Total investment return based on net asset value (b).        .63%        1.58%        5.19%        4.98%       4.39%
Ratios/Supplemental Data
---------------------------------
Net assets, end of period (in millions)..............     $2,162       $2,571       $1,911       $1,812      $1,407
Ratio to average net assets of:......................
  Expenses, net of waivers and reimbursements........        .96%         .99%        1.00%        1.00%       1.00%
  Expenses, before waivers and reimbursements........        .96%         .99%        1.00%        1.01%       1.02%
  Net investment income..............................        .64%        1.54%        5.06%        4.90%(a)    4.28%(a)

--------------------------------------------------------------------------------
a)  Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

The table below replaces the Financial Highlights table of AllianceBernstein Municipal Trust - General Portfolio on page 18 of the Prospectus.

                                                                      AllianceBernstein Municipal Trust
                                                                   General Portfolio - Year Ended June 30,
                                                                   ---------------------------------------

                                                           2003         2002         2001         2000        1999
                                                           ----         ----         ----         ----        ----
Net asset value, beginning of period.................   $   1.00     $   1.00     $   1.00     $   1.00    $   1.00
                                                        --------     --------     --------     --------    --------
Income From Investment Operations
---------------------------------
Net investment income................................       .005         .010         .029         .029        .024
                                                        --------     --------     --------     --------    --------
Less: Dividends
---------------------------------
Dividends from net investment income.................      (.005)       (.010)       (.029)       (.029)      (.024)
                                                        --------     --------     --------     --------    --------
Net asset value, end of period.......................   $   1.00     $   1.00     $   1.00     $   1.00    $   1.00
                                                        ========     ========     ========     ========    ========
Total Return
---------------------------------
Total investment return based on net asset value (c).        .45%        1.00%        2.97%        2.89%       2.42%
Ratios/Supplemental Data
---------------------------------
Net assets, end of period (in millions)..............    $ 1,009      $ 1,267      $ 1,350      $ 1,209      $1,168
Ratio to average net assets of:......................
  Expenses...........................................        .98%         .99%        1.00%        1.00%       1.00%
  Net investment income..............................        .45%        1.01%        2.92%        2.87%       2.38%

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(c)  Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

The table below replaces the Financial Highlights table of AllianceBernstein Municipal Trust - Connecticut Portfolio on page 20 of the Prospectus.

                                                                     AllianceBernstein Municipal Trust
                                                                Connecticut Portfolio - Year Ended June 30,
                                                                -------------------------------------------

                                                         2003          2002         2001         2000         1999
                                                         ----          ----         ----         ----         ----
Net asset value, beginning of period.................   $   1.00     $   1.00     $   1.00     $   1.00    $   1.00
                                                        --------     --------     --------     --------    --------
Income From Investment Operations
---------------------------------
Net investment income(a).............................       .003         .006         .026         .026        .022
                                                        --------     --------     --------     --------    --------

Less: Dividends
---------------------------------
Dividends from net investment income.................      (.003)       (.006)       (.026)       (.026)      (.022)
                                                        --------     --------     --------     --------    --------

Net asset value, end of period.......................   $   1.00     $   1.00     $   1.00     $   1.00    $   1.00
                                                        ========     ========    =========     ========    ========
Total Return
---------------------------------
Total investment return based on net
  asset value (b).                                           .31%         .64%        2.68%        2.66%       2.25%

Ratios/Supplemental Data
---------------------------------
Net assets, end of period (000's omitted)............   $116,912     $132,186     $182,297     $161,000    $143,401
Ratio to average net assets of:......................
  Expenses, net of waivers and reimbursements........       1.00%        1.00%        1.00%        1.00%       1.00%

  Expenses, before waivers and reimbursements........       1.13%        1.08%        1.04%        1.07%       1.07%

  Net investment income(a)...........................        .30%         .68%        2.62%        2.63%       2.22%

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(a)  Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

The table below replaces the Financial Highlights table of AllianceBernstein Municipal Trust - Virginia Portfolio on page 20 of the Prospectus.

                                                                      AllianceBernstein Municipal Trust
                                                                  Virginia Portfolio - Year Ended June 30,
                                                                  ----------------------------------------

                                                         2003          2002          2001         2000         1999
                                                         ----          ----          ----         ----         ----
Net asset value, beginning of period.................   $   1.00     $   1.00     $   1.00     $   1.00    $   1.00
                                                        --------     --------     --------     --------    --------
Income From Investment Operations
---------------------------------
Net investment income(a).............................       .003         .008         .029         .028        .023
                                                        --------     --------     --------     --------    --------

Less: Dividends
---------------------------------
Dividends from net investment income.................      (.003)       (.008)       (.029)       (.028)      (.023)
                                                        --------     --------     --------     --------    --------

Net asset value, end of period.......................   $   1.00     $   1.00     $   1.00     $   1.00    $   1.00
                                                        ========     ========     ========     ========    ========
Total Return
---------------------------------
Total investment return based on net asset value (b).        .33%         .82%        2.92%        2.84%       2.34%

Ratios/Supplemental Data
---------------------------------
Net assets, end of period (000's omitted)............   $138,413     $142,285     $159,494     $131,928    $113,932
Ratio to average net assets of:......................
  Expenses, net of waivers and reimbursements........       1.00%        1.00%        1.00%        1.00%       1.00%

  Expenses, before waivers and reimbursements........       1.09%        1.07%        1.06%        1.07%       1.07%

  Net investment income(a)...........................        .34%         .84%        2.87%        2.81%       2.34%

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(a)  Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

You should retain this Supplement for future reference.

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SM:  This service mark is used under license from the owner,
     AllianceBernstein Investment Research and Management, Inc.





00250.0185 #441949